3. PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property And Equipment
PROPERTY AND EQUIPMENT

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	September 30, 2017	December 31, 2016
Computer Equipment	$40,545	$34,755
Furniture and Fixtures	21,393	20,343
	61,938	55,098
Accumulated Depreciation	(34,627)	(20,475)
	$27,311	$34,623

Depreciation expense was $15,203 and $11,606 for the nine months ended September 30, 2017 and 2016, respectively.

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	2016	2015
Computer Equipment	$34,755	$31,002
Furniture and Fixtures	20,343	15,022
	55,098	46,024
Accumulated Depreciation	(20,475)	(4,516)
	$34,623	$41,508

Depreciation expense was $15,959 and $4,516 for the years ended December 31, 2016 and 2015, respectively.